UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

August 31, 2012

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 98.5%

ALABAMA — 1.3%
Alabama 21st Century Authority Tobacco Settlement Rev., Series 2012 A, 5.00%, 6/1/21	1,250,000	1,511,775
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	2,500,000	2,603,450
Mobile Industrial Development Board Pollution Control Rev., (Alabama Power Co.), VRDN, 1.65%, 3/20/17	1,000,000	1,018,940

		5,134,165

ARIZONA — 1.5%
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	621,445
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,171,930
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29	3,015,000	3,064,024
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	705,000	710,598
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	438,000	440,045

		6,008,042

ARKANSAS — 0.4%
Valdez Marine Terminal Revenue Rev., Series 2011 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	1,400,000	1,673,980

CALIFORNIA — 11.3%
California GO, (Various Purpose), 5.00%, 9/1/41	1,665,000	1,828,736
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,427,440
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	400,000	440,072
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,053,960
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39	1,450,000	1,535,361
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	951,624
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,288,180
California Statewide Communities Development Authority Rev., Series 2008 A, (Thomas Jefferson School of Law), 7.25%, 10/1/32(1)	1,755,000	1,889,345
El Camino Community College District GO, Series 2012 C, (Election of 2002), 0.00%, 8/1/33(2)(3)	1,655,000	601,857
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	4,000,000	3,084,960
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	7,860,000	6,693,812
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	4,000,000	4,347,560
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,247,660

Morongo Band of Mission Indians Rev., Series 2008 B (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,069,130
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	254,465
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	263,744
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18	3,788,000	3,680,080
San Diego Unified School District GO, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(3)	7,500,000	1,120,350
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	275,553
San Mateo Special Tax Rev., (Community Facilities District No 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	544,310
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(4)	5,000,000	1,234,750
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	1,016,220
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,501,635
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	3,435,000	2,802,926
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39	1,525,000	1,580,312

		45,734,042

COLORADO — 4.8%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,365,600
Colorado Health Facilities Authority Rev., Series 2010 A (Total Longterm Care), 6.00%, 11/15/30	500,000	561,705
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33	2,000,000	2,270,440
Denver Health & Hospital Authority Healthcare Rev., Series 2009 A, 6.25%, 12/1/33	3,285,000	3,753,704
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	2,920,000	2,952,587
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	3,000,000	3,038,880
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 12/1/25	1,500,000	1,555,620
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,157,630
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(5)	1,800,000	897,948
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(5)	1,500,000	748,635

		19,302,749

CONNECTICUT — 0.1%
Connecticut Development Authority Industrial Rev., (AFCO Cargo Building LLC), 8.00%, 4/1/30(6)	1,000,000	619,040

DELAWARE — 0.4%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,653,330

FLORIDA — 6.2%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	3,000,000	3,338,460

Capital Trust Agency Rev., Series 2010 A (Air Cargo-aero Miami), 5.35%, 7/1/29	2,435,000	2,478,440
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	1,505,000	1,523,752
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,637,340
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 5.00%, 11/15/29(2)	1,000,000	1,090,510
Miami-Dade County Health Facilities Authority Rev., Series 2008 A2, (Miami Children's Hospital), VRDN, 4.55%, 8/1/13 (NATL-RE)	2,000,000	2,058,860
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,528,400
Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)	1,500,000	1,702,110
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,151,850
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,271,830
University Athletic Association Inc. Capital Improvement Rev., VRDN, 0.22%, 9/4/12 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	960,000	1,131,648
Village Community Development District No. 9 Special Assessment Rev., 5.50%, 5/1/42	1,000,000	1,058,720

		24,971,920

GEORGIA — 3.9%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.25%, 9/4/12	1,200,000	1,200,000
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,114,070
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,609,390
De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	924,592
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,151,520
Georgia Municipal Electric Authority Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23	3,000,000	3,576,390
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	4,000,000	4,192,720

		15,768,682

GUAM — 2.2%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,090,450
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	1,800,000	1,830,564
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,416,399
Guam Government Waterworks Authority Rev., 6.00%, 7/1/25	1,500,000	1,547,640

		8,885,053

HAWAII — 0.7%
Hawaii State Department of Budget & Finance Rev., (Special Purpose/Kahala Nui), 5.25%, 11/15/37	1,000,000	1,051,150
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,809,645

		2,860,795

ILLINOIS — 6.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,328,127

Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	3,000,000	3,134,760
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	942,056
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(5)(7)	4,966,000	2,559,923
Illinois GO, 5.00%, 3/1/24	2,500,000	2,811,175
Illinois GO, 5.00%, 8/1/25	1,000,000	1,120,470
Illinois Finance Authority Rev., (Navistar International Recovery Zone Facility), 6.50%, 10/15/40	1,000,000	1,040,740
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,897,905
Illinois Finance Authority Rev., Series 2009 B, (Provena Health), VRDN, 0.18%, 9/4/12 (LOC: JP MORGAN CHASE BANK NA - Update in LOC Convert.xls)	700,000	700,000
Illinois Unemployment Insurance Fund Building Receipts Rev., Series 2012 B 5.00%, 6/15/18	2,750,000	3,207,600
Illinois Unemployment Insurance Fund Building Receipts Rev., Series 2012 B 5.00%, 12/15/18	1,000,000	1,151,370
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	1,000,000	1,174,200
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	701,281
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,834,000	5,867,954

		27,637,561

INDIANA — 1.0%
Indiana Finance Authority Rev., (United States Steel Corp.), 6.00%, 12/1/26	1,250,000	1,304,013
Indiana Finance Authority Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39	1,000,000	1,093,700
Rockport Rev., (AK Steel Corp.), 7.00%, 6/1/28	1,500,000	1,569,285

		3,966,998

IOWA — 0.6%
Iowa Finance Authority Midwestern Disaster Area Rev., (Alcoa, Inc.), 4.75%, 8/1/42	2,300,000	2,313,662

LOUISIANA — 3.1%
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC), VRDN, 0.20%, 9/4/12 (LOC: JP MORGAN CHASE BANK NA - Update in LOC Convert.xls)	6,600,000	6,600,000
New Orleans GO 5.00%, 12/1/32	500,000	557,395
New Orleans GO 5.00%, 12/1/33	1,250,000	1,392,587
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,692,225
St. Charles Parish Louisiana Gulf Zone Opportunity Rev., (Valero Energy Corp.), VRN, 4.00%, 6/1/22	2,000,000	2,153,000

		12,395,207

MARYLAND — 2.8%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,083,750
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	3,900,000	4,210,011
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,093,600
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25	1,000,000	1,086,000

Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center), 5.00%, 7/1/31	1,500,000	1,648,410
Maryland Health & Higher Educational Facilities Authority Rev., Series 2012 A, (Carroll Hospital), 5.00%, 7/1/37	1,000,000	1,097,220
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,048,760

		11,267,751

MASSACHUSETTS — 0.7%
Massachusetts GO, Series 2012 A, VRN, 0.55%, 9/6/12	3,000,000	3,000,180

MICHIGAN — 4.4%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,848,660
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	844,621
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,379,712
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	4,000,462
Detroit Water Supply System Rev., (Senior Lien), Series 2011 A, 5.75%, 7/1/37	1,000,000	1,109,840
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,467,200
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,806,648
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	1,850,000	2,138,766
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	975,000	1,124,000

		17,719,909

MISSOURI — 1.2%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,585,000
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,402,913

		4,987,913

NEBRASKA — 1.1%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,412,659
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20	3,000,000	3,230,580

		4,643,239

NEVADA — 0.5%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	985,000	1,018,076
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13	1,200,000	1,214,424

		2,232,500

NEW JERSEY — 6.1%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/20	2,100,000	2,430,120
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	5,000,000	5,107,850
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	3,046,740
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15	1,755,000	1,772,146

New Jersey Educational Facilities Authority Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,506,372
New Jersey State Turnpike Authority Rev., Series 2012 A, 5.00%, 1/1/35	2,000,000	2,310,220
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 4.75%, 6/1/34	5,000,000	4,114,200
Tobacco Settlement Financing Corp. Rev., Series 2007 A1, 5.00%, 6/1/41	5,000,000	4,169,950

		24,457,598

NEW MEXICO — 0.9%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,546,098
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,165,000	1,200,428
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,014,650

		3,761,176

NEW YORK — 6.4%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	930,536
Monroe County Industrial Development Corp. Rev., (Nazareth College Rochester), 5.50%, 10/1/41	1,295,000	1,439,082
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28(2)	4,000,000	4,237,200
New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured), VRDN, 0.20%, 9/4/12 (SBBPA: Landesbank Baden-Wurttemberg)	3,600,000	3,600,000
New York City Transitional Finance Authority Rev., Series 2011 E, (Future Tax Secured Bonds), 5.00%, 11/1/18	2,000,000	2,451,480
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	2,030,000	2,367,832
New York State Dormitory Authority Rev., (Orange Regional Medical Center), 6.25%, 12/1/37	2,250,000	2,449,485
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,250,000	1,277,725
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32	1,000,000	1,013,980
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,332,080
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,591,810

		25,691,210

NORTH CAROLINA — 2.0%
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	3,000,000	3,241,470
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17	4,000,000	4,725,640

		7,967,110

OHIO — 5.8%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.125%, 6/1/24	3,000,000	2,546,640
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.875%, 6/1/30	10,000,000	8,332,800
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.75%, 6/1/34	2,645,000	2,132,214
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/30	1,000,000	1,109,680
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/31	2,000,000	2,194,420

Ohio Air Quality Development Authority Rev., Series 2009 D, (Pollution Control/First Energy), VRDN, 2.25%, 9/15/16	2,000,000	2,013,260
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,813,428
Southeastern Ohio Port Authority Rev., (Memorial Health System), 6.00%, 12/1/42	3,000,000	3,181,200

		23,323,642

OKLAHOMA — 2.5%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23	750,000	750,863
Oklahoma Development Finance Authority Rev., (Inverness Village Community), 6.00%, 1/1/32	3,750,000	4,052,812
Oklahoma Turnpike Authority Rev., Series 2011 A, 5.00%, 1/1/28	2,000,000	2,376,440
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,833,075

		10,013,190

OREGON — 1.7%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37	1,400,000	1,428,462
Oregon GO, Series 2011 J, 5.00%, 5/1/36	2,500,000	2,930,000
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,074,480
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,343,100

		6,776,042

PENNSYLVANIA — 3.7%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.75%, 11/1/24	1,000,000	1,085,430
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,093,050
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,547,805
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,343,420
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,253,360
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	1,440,000	1,607,530
Philadelphia Hospitals & Higher Education Facilities Authority Rev., Series 2012 A, (Temple University Health System), 5.625%, 7/1/42	3,000,000	3,155,940
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,731,510

		14,818,045

PUERTO RICO — 1.2%
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	1,500,000	1,633,050
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	400,000	424,420
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	2,500,000	2,710,250

		4,767,720

SOUTH CAROLINA — 0.4%
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,645,127

TENNESSEE — 1.8%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	2,400,000	2,400,000

Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.24%, 9/4/12 (LOC: Bank of America N.A.)	1,145,000	1,145,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	1,135,000	1,135,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pools), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	2,800,000	2,800,000

		7,480,000

TEXAS — 6.2%
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,473,970
Houston Airport System Rev., Series 2011 B, (Sub Lien), 5.00%, 7/1/26	3,000,000	3,510,660
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,165,100
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,035,000	2,194,442
Lower Colorado River Authority Rev., Series 2011 A, (LCRA Transmission Services Corp.), 5.00%, 5/15/41	2,000,000	2,238,480
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13, Prerefunded at 100% of Par(8)	5,300,000	5,380,825
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,669,990
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,721,310
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,763,130

		25,117,907

U.S. VIRGIN ISLANDS — 1.0%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,365,760
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,629,975

		3,995,735

VIRGINIA — 1.9%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	644,528
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,118,270
Virginia Small Business Financing Authority Rev., (Elizabeth River Crossings Project), 5.50%, 1/1/42	2,500,000	2,765,825
Virginia Small Business Financing Authority Rev., (Senior Lien/Express Lanes LLC Project), 5.00%, 1/1/40	2,000,000	2,094,040
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,244,300

		7,866,963

WASHINGTON — 0.1%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	280,205

WISCONSIN — 1.2%
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	1,200,000	1,386,816

Wisconsin Health & Educational Facilities Authority Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/14, Prerefunded at 100% of Par(8)	2,000,000	2,173,460
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,162,820

		4,723,096

WYOMING — 0.6%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,295,700

TOTAL INVESTMENT SECURITIES — 98.5% (Cost $373,890,592)		397,757,184

OTHER ASSETS AND LIABILITIES — 1.5%		6,001,012

TOTAL NET ASSETS — 100.0%		$403,758,196

Notes to Schedule of Investments
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,669,073, which represented 0.9% of total net assets.

(2)	When-issued security.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(4)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)	Security is in default.
(6)	Security is subject to a forbearance agreement entered into by the fund, under which, the fund may receive less than the stated interest rate for a specified period of time.
(7)	Non-income producing.
(8)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$373,890,592
Gross tax appreciation of investments	$28,298,503
Gross tax depreciation of investments	(4,431,911)
Net tax appreciation (depreciation) of investments	$23,866,592

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Intermediate-Term Tax-Free Bond Fund

August 31, 2012

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 99.1%

ALABAMA — 0.3%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,170,632
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,741,665
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,379,348
East Central Industrial Development Authority Rev., 5.25%, 9/1/13 (Ambac)	810,000	812,932

		9,104,577

ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,907,869

ARIZONA — 2.2%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,202,959
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 1.12%, 10/1/12	7,500,000	5,671,500
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,313,140
Arizona Health Facilities Authority Rev., Series 2012 A, (Phoenix Children's Hospital), 5.00%, 2/1/42(1)	1,800,000	1,894,518
Arizona Tourism & Sports Authority Rev., (Baseball Training Facilities), 5.00%, 7/1/13	1,880,000	1,927,902
Arizona Tourism & Sports Authority Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/13, Prerefunded at 100% of Par (NATL-RE)(2)	2,000,000	2,083,440
Arizona Transportation Board Rev., 4.00%, 7/1/15	6,500,000	7,144,020
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,702,510
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	6,214,450
Mohave County Industrial Development Authority Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(2)	1,655,000	1,777,354
Navajo County Pollution Control Corp. Rev., Series 2009 A, VRDN, 1.25%, 6/1/14	6,500,000	6,508,255
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	2,107,760
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,315,570
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,130,257
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,343,321
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,815,660
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	1,710,000	2,032,643
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	1,800,000	2,166,750

Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	775,000	910,641
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,012,970
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,594,580
Salt River Pima-Maricopa Indian Community Rev., VRDN, 0.19%, 9/6/12 (LOC: Bank of America N.A.)	10,445,000	10,445,000
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,431,699

		79,746,899

ARKANSAS — 0.1%
Valdez Marine Terminal Revenue Rev., Series 2011 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	3,400,000	4,065,380

CALIFORNIA — 18.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.22%, 9/4/12 (LOC: LaSalle Bank N.A.)	3,000,000	3,000,000
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31	11,780,000	13,218,691
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	6,215,000	7,274,036
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,842,098
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22	3,000,000	3,623,160
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22	10,000,000	12,017,600
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,800,200
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	6,167,600
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	4,200,487
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/13	2,050,000	2,115,723
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	35,000,000	37,867,200
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	4,143,300
California GO, 5.00%, 3/1/15	6,500,000	7,204,990
California GO, 5.00%, 5/1/15	6,000,000	6,690,900
California GO, 5.00%, 9/1/16	8,435,000	9,815,303
California GO, 5.00%, 9/1/16	5,000,000	5,818,200
California GO, 5.00%, 10/1/16	10,000,000	11,665,000
California GO, 5.00%, 10/1/17	8,000,000	9,507,760
California GO, 5.00%, 10/1/18	10,000,000	12,083,800
California GO, 5.25%, 9/1/23	25,000,000	30,364,000
California GO, 5.75%, 4/1/31	16,630,000	19,642,524
California GO, 5.00%, 6/1/32	11,805,000	12,877,366
California GO, 5.00%, 11/1/32	2,785,000	3,041,554
California GO, 6.00%, 4/1/38	5,000,000	5,898,100
California GO, 5.50%, 11/1/39	10,000,000	11,431,100
California GO, Series 2009 A, 5.00%, 7/1/20	2,160,000	2,630,426
California GO, Series 2012 B, VRN, 1.07%, 9/6/12	4,000,000	4,007,720

California GO, Series 2012 B, VRN, 1.17%, 9/6/12	1,600,000	1,603,488
California GO, Series 2012 B, VRN, 1.32%, 9/6/12	1,920,000	1,924,627
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,525,455
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,237,334
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,525,455
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	35,000	46,297
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,090,000	2,489,441
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22	3,835,000	4,168,952
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,857,400
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,840,900
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	12,137,200
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,288,645
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,472,438
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	6,000,000	6,610,380
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge) (First Lien), 5.00%, 7/1/26 (FGIC)(2)	4,825,000	6,449,095
California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39	1,450,000	1,535,362
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28	5,290,000	5,941,569
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,686,735
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34	4,000,000	4,756,800
California Public Works Board Lease Rev., Series 2009 G1 5.00%, 10/1/16	10,000,000	11,420,400
California Public Works Board Lease Rev., Series 2009 I1, 5.375%, 11/1/22	8,000,000	9,576,240
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/22	6,600,000	7,906,800
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/23	11,250,000	13,327,875
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,413,485
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,751,000
California Rev., Series 2012 A-2, 2.50%, 6/20/13	32,000,000	32,569,600
California State University Rev., Series 2011 A, (Systemwide), 5.00%, 11/1/15	3,315,000	3,788,349
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	26,245,000	27,210,554
California Statewide Communities Development Authority Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14	2,000,000	2,097,040
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,782,944
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16	8,000,000	9,057,040

California Statewide Communities Development Authority Rev., Series 2009 E2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,551,032
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 1.12%, 9/6/12	5,000,000	5,003,950
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(2)	230,000	230,927
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)	845,000	848,084
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(2)	430,000	457,804
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Partially Prerefunded at 101% of Par (AGM)(2)	1,570,000	1,659,474
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	3,210,000	3,594,494
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(3)	5,000,000	5,198,700
Golden State Tobacco Securitization Corp. Rev., Series 2007 A1, 5.00%, 6/1/15	5,000,000	5,430,100
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	742,608
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,708,505
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,076,499
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,491,350
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	10,000,000	11,238,300
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	6,154,350
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	115,064
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	609,720
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	250,000	307,993
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,244,370
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,555,900
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	619,795
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,791,671
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,403,424
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,886,005
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	3,205,000	3,890,133
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	10,070,000	12,454,173
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(2)	2,200,000	2,410,496
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,617,998
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.32%, 9/6/12	8,500,000	8,507,565

Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,738,058
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,939,550
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,800,950
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,160,500
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,778,880
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	6,152,967
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,221,370
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(3)	4,610,000	1,073,116
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	4,700,000	5,636,475
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,798,065
San Diego County Water Authority Rev., Series 2011 S1, 5.00%, 7/1/16	5,555,000	6,458,798
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	6,600,000	8,119,254
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,451,540
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,643,140
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)	4,140,000	4,904,575
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,614,701
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,342,418
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,275,496
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	10,000,000	10,012,300

		649,870,375

COLORADO — 1.3%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL-RE)	1,100,000	1,112,760
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,371,350
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,914,000
Colorado Educational & Cultural Facilities Authority Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16	760,000	762,174
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A13, (National Jewish Federation), VRDN, 0.22%, 9/4/12 (LOC: Bank of America N.A.)	4,000,000	4,000,000
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,795,470
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,051,960
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	50,000	50,251
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,971,400
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (AGM)(2)	1,000,000	1,016,130
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.89%, 9/6/12	3,000,000	3,001,710

Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,426,700
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,204,368
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,657,578
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,352,063
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,608,740
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,601,852
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,592,038
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,700,700
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,157,630
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,463,280

		47,812,154

CONNECTICUT — 2.4%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL-RE)(2)	2,150,000	2,358,012
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13	5,000,000	5,080,700
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14	3,900,000	4,142,346
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-RE-IBC)	4,000,000	4,269,040
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,510,850
Connecticut GO, Series 2005 A, VRDN, 0.87%, 9/6/12	5,000,000	5,035,700
Connecticut GO, Series 2006 C, 5.00%, 6/1/14	5,000,000	5,400,650
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,819,018
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	9,590,715
Connecticut GO, Series 2012 A, VRDN, 0.39%, 9/6/12	7,500,000	7,501,125
Connecticut GO, Series 2012 A, VRDN, 0.57%, 9/6/12	4,500,000	4,500,900
Connecticut GO, Series 2012 A, VRDN, 0.70%, 9/6/12	4,300,000	4,304,859
Connecticut GO, Series 2012 A, VRDN, 0.85%, 9/6/12	4,000,000	4,009,120
Connecticut GO, Series 2012 A, VRDN, 1.05%, 9/6/12	4,500,000	4,512,510
Connecticut GO, Series 2012 A, VRDN, 1.27%, 9/6/12	5,500,000	5,562,260
Connecticut GO, Series 2012 A, VRDN, 1.39%, 9/6/12	7,000,000	7,039,830
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,460,000	3,527,089
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	3,030,565

		87,195,289

DISTRICT OF COLUMBIA — 1.2%
District of Columbia Rev., Series 2010 A, 5.00%, 12/1/19	5,000,000	6,208,300
District of Columbia Rev., Series 2011 B, (Income Tax Secured), VRN, 0.47%, 9/6/12	15,000,000	14,999,850
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,418,784
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	6,065,150
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)	1,200,000	1,342,068
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.65%, 9/6/12	2,500,000	2,500,050

Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,498,050
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,452,840

		43,485,092

FLORIDA — 5.3%
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,552,418
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,827,999
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,948,775
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	5,800,000	6,653,586
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,377,670
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18	4,440,000	5,076,163
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/18	9,700,000	11,089,816
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13	10,000,000	10,396,000
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,420,940
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,155,082
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,120,290
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	800,000	886,184
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)	1,000,000	1,080,840
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)	2,000,000	2,200,780
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	1,235,000	1,239,817
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39	10,000,000	10,605,300
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,709,534
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 3.00%, 11/15/14(1)	1,200,000	1,239,684
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	650,000	711,991
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,212,417
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,297,720
Miami-Dade County GO, (Double Barreled Aviation), 5.00%, 7/1/17	100,000	118,540
Miami-Dade County Transit Sales Surtax Rev., (Sales Tax), 5.00%, 7/1/42	6,175,000	6,964,412
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,459,840
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,623,005
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,319,920
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,349,340
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,851,540
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	6,207,900
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,938,937
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,207,713
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(2)	885,000	1,025,166

Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,425,991
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	8,066,940
Putnam County Development Authority Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)	1,500,000	1,702,110
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,743,513
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,615,607
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	534,838
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	653,847
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	4,225,248
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,609,810
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	270,000	299,616
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,247,770
University Athletic Association Inc. Capital Improvement Rev., VRDN, 0.22%, 9/4/12 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000

		189,494,609

GEORGIA — 2.4%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,414,116
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	6,172,950
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,690,450
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,054,050
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	5,000,000	5,054,050
De Kalb County Hospital Antic Authority Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,831,563
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,371,100
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	11,725,100
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,872,150
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,502,576
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	7,382,383
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,812,280
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	860,000	893,678
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2000 A, VRDN, 0.42%, 9/6/12	10,000,000	10,000,000
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,146,290
Private Colleges & Universities Authority Rev., Series 2011 A, 5.00%, 9/1/16	10,000,000	11,749,900

		85,672,636

GUAM — 0.8%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,645,260
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,513,400

Guam Government GO, Series 2009 A, 6.75%, 11/15/29	13,320,000	14,977,541
Guam Government, Business Privilege Tax GO, Rev., Series 2011 A, 5.00%, 1/1/27	3,185,000	3,695,874
Guam Government, Business Privilege Tax GO, Rev., Series 2011 A, 5.25%, 1/1/36	2,000,000	2,258,680

		28,090,755

HAWAII — 0.7%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)	5,000,000	5,773,450
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,110,210
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	12,389,200
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,724,450
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	893,592
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,620,940

		26,511,842

IDAHO — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	276,480
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,503,670

		3,780,150

ILLINOIS — 4.8%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)	2,000,000	2,200,900
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,366,466
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23	5,000,000	5,809,350
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,149,288
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,412,350
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	1,300,000	1,507,753
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	5,345,000	6,982,655
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,916,650
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)	2,200,000	2,231,834
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)	4,000,000	4,222,600
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	664,158
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,358,360
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,134,500
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,188,220
Chicago Waterworks Rev., 5.00%, 11/1/42	2,300,000	2,623,541
Chicago Waterworks Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)	1,015,000	1,070,449
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)	1,250,000	1,291,450
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)	1,000,000	1,028,880
Cook County GO, Series 2010 A, 5.25%, 11/15/22	5,000,000	5,987,900
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	2,000,000	2,286,160
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	4,034,489
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,077,860

Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	5,922,300
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	6,161,350
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13	1,665,000	1,704,744
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14	1,000,000	1,047,650
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,097,770
Illinois Finance Authority Rev., Series 2010 A, (University of Chicago Medical Center), VRDN, 0.19%, 9/4/12 (LOC: Bank of America N.A.)	10,400,000	10,400,000
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,352,080
Illinois GO, 5.00%, 1/1/15	15,000,000	16,356,450
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	2,018,477
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	11,173,960
Illinois GO, 5.00%, 1/1/20	1,000,000	1,158,180
Illinois GO, 5.00%, 8/1/23	5,000,000	5,731,250
Illinois GO, 5.00%, 8/1/24	2,000,000	2,255,200
Illinois GO, 5.00%, 3/1/37	900,000	973,881
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,572,250
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/14	5,000,000	5,406,050
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,492,280
Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25	5,000,000	5,744,150
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(2)	930,000	1,056,898
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,996,647
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,816,240
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,761,100
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	875,000	1,056,239
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,112,070
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	3,270,000	3,612,369

		173,525,398

INDIANA — 1.0%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,086,470
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,757,956
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,828,560
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,900,987
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16	5,000,000	5,847,200
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,274,669
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,704,052
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	2,002,440
Indiana Health Facility Financing Authority Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,565,135
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25	1,600,000	1,847,056

Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	495,000	543,416
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,171,890
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,406,640
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	5,209,974

		36,146,445

IOWA — 0.5%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	3,003,275
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13	1,485,000	1,527,842
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14	1,950,000	2,065,460
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,868,920
Iowa Finance Authority Health Facilities Rev., Series 2008, (Great River Medical Center), VRDN, 0.20%, 9/4/12 (LOC: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000
Iowa Finance Authority Midwestern Disaster Area Rev., (Alcoa, Inc.), 4.75%, 8/1/42	5,000,000	5,029,700

		16,595,197

KANSAS — 0.8%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	5,288,265
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.40%, 9/6/12	24,500,000	24,502,450

		29,790,715

KENTUCKY — 0.7%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,941,320
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,435,870
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,440,900
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,403,482
Kentucky State Property & Buildings Commission Rev., Series 2011 A, (Project No. 100), 5.00%, 8/1/18	7,000,000	8,427,370

		23,648,942

LOUISIANA — 1.2%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,973,716
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC), VRDN, 0.20%, 9/4/12 (LOC: JP MORGAN CHASE BANK NA - Update in LOC Convert.xls)	13,000,000	13,000,000
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)	1,105,000	1,111,265
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,242,451
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,597,920
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,937,700
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,746,400
New Orleans GO, 5.00%, 12/1/21	6,000,000	7,094,100
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,188,000
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,218,530

Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,532,363

		42,642,445

MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,990,386

MARYLAND — 0.6%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,093,600
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	11,199,600
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	6,273,650
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Issue), 5.00%, 7/1/13	1,215,000	1,260,246
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,953,882

		21,780,978

MASSACHUSETTS — 4.0%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,850,044
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	1,750,000	1,896,475
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,710,000	1,899,896
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14	5,000,000	5,239,700
Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (AGM)	10,000,000	10,089,200
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14	2,500,000	2,723,225
Massachusetts GO, Series 2010 A, VRN, 0.55%, 9/6/12	5,000,000	5,003,200
Massachusetts GO, Series 2011 A, 5.00%, 4/1/28	10,000,000	11,992,900
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,871,573
Massachusetts GO, Series 2012 A, VRN, 0.42%, 9/6/12	9,800,000	9,799,118
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14	5,000,000	5,435,600
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 T3 (Northeastern University), VRDN, 2.70%, 2/20/14	8,500,000	8,748,200
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	6,800,000	8,261,456
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26	10,000,000	12,317,900
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,151,920
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,694,025
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,164,639
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38	2,050,000	2,212,893
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,347,760
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,513,839
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	307,443
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,095,889

Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,413,847
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,168,350
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,944,760
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,239,640
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,234,646
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	5,153,512
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,216,440

		141,988,090

MICHIGAN — 3.0%
Detroit City School District GO, Series 2012 A, (Building & Site), 4.00%, 5/1/14 (Q-SBLF)	2,500,000	2,623,000
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	4,072,425
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,296,315
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,373,580
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,716,713
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	13,220,625
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	20,825,000	22,215,902
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,789,689
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,443,923
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	870,987
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)	1,265,000	1,295,727
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,801,964
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,866,050
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	6,000,000	6,936,540
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26	2,345,000	2,400,553
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,821,160
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 4.00%, 6/1/14	595,000	627,832
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	778,645
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,554,140
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,870,512
Milan Area Schools GO, VRDN, 0.24%, 9/6/12 (Q-SBLF)(LOC: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)	1,010,000	1,047,289

Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)	1,425,000	1,478,737
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)	1,370,000	1,400,126
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL-RE/FGIC)	2,215,000	2,239,387
Wayne County Airport Rev., Series 2002 C, 5.375%, 12/1/12, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	2,110,000	2,135,848
Wayne County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL-RE/FGIC)	225,000	227,430
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,463,500
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,269,260

		106,837,859

MINNESOTA — 1.6%
Brooklyn Center Rev., (Brookdale Corp.), VRDN, 0.21%, 9/4/12 (LOC: U.S. Bank N.A.)	3,200,000	3,200,000
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,646,851
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(2)	10,000,000	10,361,200
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	6,266,100
Minnesota Higher Education Facilities Authority Rev., Series 2005-6G, (St. John University), 5.00%, 10/1/12	1,500,000	1,505,820
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,226,021
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,194,265
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,460,250
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	7,287,900
Tobacco Securitization Authority Rev., Series 2011 B, (Tobacco Settlement), 5.00%, 3/1/21	3,110,000	3,668,681
Tobacco Securitization Authority Rev., Series 2011 B, (Tobacco Settlement), 5.25%, 3/1/31	7,000,000	7,913,360

		55,730,448

MISSISSIPPI — 0.5%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,734,990
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,867,766
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,094,530
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,620,000	5,412,423
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,804,600
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,364,953
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,192,937

		19,472,199

MISSOURI — 0.4%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,584,087
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,328,160
Missouri Highway & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13	3,030,000	3,127,627
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,294,999
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,453,556
Platte County Industrial Development Authority Rev., (Zona Rosa Retail), 5.00%, 12/1/32	1,000,000	1,084,040
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,092,360

		15,964,829

NEBRASKA — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,762,550
Central Plains Energy Project Rev., 5.00%, 9/1/32	7,000,000	7,415,450
Central Plains Energy Project Rev., 5.00%, 9/1/42	2,040,000	2,118,989
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)	2,000,000	2,031,320
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,919,575
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	907,627
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,463,590

		21,619,101

NEVADA — 0.3%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)	1,000,000	1,013,440
Clark County School District GO, Series 2007 C, (Limited Tax Building), 5.00%, 6/15/17	5,060,000	5,980,869
Las Vegas Valley Water District GO, Series 2012 B, 5.00%, 6/1/42	1,750,000	1,972,110

		8,966,419

NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13	1,030,000	1,063,990
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,230,528

		2,294,518

NEW JERSEY — 4.7%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/14	4,100,000	4,390,280
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33	110,000	121,331
New Jersey Economic Development Authority Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18	5,000,000	6,040,050
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/19	5,000,000	6,080,150
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facility Construction), 5.00%, 9/1/21	10,000,000	12,149,600
New Jersey GO, 5.00%, 8/1/14	5,000,000	5,446,150
New Jersey GO, 5.00%, 6/1/17	4,500,000	5,368,680
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,925,680

New Jersey Health Care Facilities Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,111,656
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,900,967
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,467,875
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/42	2,030,000	2,311,297
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(2)	75,000	92,453
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18	7,225,000	8,575,930
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	2,018,716
New Jersey State Turnpike Authority Rev., Series 2012 B, 5.00%, 1/1/28(1)	4,000,000	4,751,120
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (AGM)	4,235,000	4,250,924
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)	5,595,000	5,847,502
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16	10,000,000	11,706,700
New Jersey Transportation Trust Fund Authority Rev., Series 2004 B, 5.25%, 12/15/12 (NATL-RE/FGIC)	7,400,000	7,508,114
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	12,202,752
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,779,186
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	18,720,450
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/31(3)	11,420,000	5,002,874
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/17	4,750,000	5,680,288
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,895,000
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	6,111,788
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,650,670
New Jersey Transportation Trust Fund Authority Rev., Series A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	8,564,349

		167,672,532

NEW MEXICO — 0.2%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,199,120
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,664,200
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,345,800

		7,209,120

NEW YORK — 13.8%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,303,729
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,700,074
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,296,630
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,504,232
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,297,300
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	4,640,000	5,436,642

Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.85%, 9/6/12	5,000,000	5,004,550
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/13	4,000,000	4,206,320
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	6,357,950
Metropolitan Transportation Authority Rev., Series 2010 G, 5.00%, 11/15/19	1,750,000	2,116,415
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,336,355
Metropolitan Transportation Authority Rev., Series 2012 A1, VRDN, 0.31%, 9/6/12	28,800,000	28,799,712
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/14	2,490,000	2,679,987
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,104,210
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,377,920
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/38	4,500,000	4,563,540
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/42	5,000,000	5,600,000
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,153,466
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,768,050
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17	1,350,000	1,613,115
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	7,959,504
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,677,250
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 HH, (Second Generation Resolution), 5.00%, 6/15/26	3,600,000	4,359,780
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second Generation Resolution), 5.00%, 6/15/45	15,700,000	17,980,111
New York City Transitional Finance Authority Rev., Series 2001 B, (Future Tax Secured), VRDN, 0.20%, 9/4/12 (SBBPA: Landesbank Baden-Wurttemberg)	11,100,000	11,100,000
New York City Transitional Finance Authority Rev., Series 2002 2F, VRDN, 0.20%, 9/4/12 (LIQ FAC: Bayerische Landesbank)	2,485,000	2,485,000
New York City Transitional Finance Authority Rev., Series 2002 3E, VRDN, 0.20%, 9/4/12 (SBBPA: Landesbank Baden-Wurttemberg)	13,000,000	13,000,000
New York City Transitional Finance Authority Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12	8,500,000	8,568,255
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19	8,000,000	9,448,560
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	1,700,000	1,959,148
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	4,850,000	5,816,993
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16	3,790,000	4,467,955
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	6,080,000	7,327,069
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21	4,000,000	5,048,160
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,614,640
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24	4,000,000	4,912,000

New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25	6,000,000	7,322,400
New York City Trust for Cultural Resources Rev., Series 2009 B, (Julliard School), VRDN, 1.35%, 8/1/17	6,750,000	6,797,857
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	6,099,750
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(2)	5,000,000	5,140,000
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	5,195,000	5,703,798
New York GO, Series 2006 J1, 5.00%, 6/1/18	4,000,000	4,606,400
New York GO, Series 2008 J1, 5.00%, 8/1/13	5,855,000	6,111,508
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,969,467
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	3,033,030
New York GO, Series 2009 H1, 5.00%, 3/1/17	3,000,000	3,555,810
New York GO, Series 2009 H1, 5.00%, 3/1/22	7,000,000	8,363,530
New York GO, Series 2009 J1, 5.00%, 5/15/22	6,570,000	7,879,401
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,628,241
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,601,010
New York GO, Series 2011 A1, 5.00%, 8/1/18	5,000,000	6,101,200
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,129,980
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	4,322,068
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	6,168,000
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	9,005,766
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	7,635,000	8,905,617
New York Power Authority (The) Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,286,440
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,151,050
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(2)	3,500,000	3,610,215
New York State Dormitory Authority Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-RE-IBC)	1,440,000	1,511,669
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	12,183,600
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	10,736,936
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	4,000,000	4,634,040
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,366,392
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	1,100,000	1,180,135
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,639,300
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,953,605
New York State Dormitory Authority State Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	10,144,715
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23	3,000,000	3,541,980
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	30,000,000	31,698,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1 5.00%, 4/1/25	5,865,000	7,073,190
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,437,460
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,496,406

Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	390,000	405,202
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	966,731
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,021,668
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,077,520
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,070,310
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,325,438
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,215,385
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,817,800
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,658,328
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	5,000,000	5,677,400
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,522,800
Triborough Bridge & Tunnel Authority Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12	8,000,000	8,061,280
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,684,005
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	4,011,080
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(3)	2,650,000	1,286,390
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,650,000	6,289,071

		495,124,996

NORTH CAROLINA — 2.0%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,438,300
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,205,050
Charlotte-Mecklenburg Hospital Authority Rev., Series 2012 A, 5.00%, 1/15/43	2,750,000	3,068,917
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,613,337
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,239,525
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,492,308
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	5,600,000	6,346,704
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,296,160
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18	5,670,000	6,406,136
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(2)	640,000	651,392
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13	1,360,000	1,383,555
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17	6,305,000	7,448,790
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,973,800
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,348,780
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	2,011,122

University of North Carolina at Chapel Hill Rev., Series 2012 A, VRDN, 0.62%, 9/4/12	11,000,000	11,013,200
University of North Carolina at Chapel Hill Rev., Series 2012 B, VRDN, 0.92%, 9/4/12	10,000,000	10,019,200

		69,956,276

NORTH DAKOTA — 0.3%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Group), VRDN, 0.21%, 9/4/12 (LOC: LaSalle Bank N.A.)	9,785,000	9,785,000

OHIO — 1.8%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	1,000,000	1,161,550
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,571,600
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,846,450
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,031,878
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,854,548
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,833,645
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	2,800,000	3,078,208
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,166,054
Miami University/Oxford Rev., 5.00%, 9/1/24	1,000,000	1,220,920
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,368,626
Miami University/Oxford Rev., 5.00%, 9/1/26	2,350,000	2,823,384
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12	1,365,000	1,365,000
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	7,056,060
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	6,168,000
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	921,128
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	2,000,000	2,403,520
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	4,000,000	4,720,040
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,450,300
Ohio State Water Development Authority Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13	5,895,000	6,245,988
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(2)	1,505,000	1,541,045

		64,827,944

OKLAHOMA — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.)	3,000,000	3,504,510
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/13	1,610,000	1,638,256
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14	1,730,000	1,758,043
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,737,240
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,162,887

		10,800,936

OREGON — 0.3%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,346,004
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,361,604
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,911,435
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,351,501
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)	2,840,000	2,930,284

		11,900,828

PENNSYLVANIA — 3.6%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12	6,210,000	6,210,000
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,794,270
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14	1,535,000	1,591,304
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRN, 1.67%, 9/6/12	2,500,000	2,495,450
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,150,000	1,406,117
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(2)	2,580,000	3,323,169
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,305,577
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,272,988
Geisinger Authority Health System Rev., VRN, 1.07%, 11/1/12	5,000,000	3,749,050
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,858,550
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,331,508
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	18,578,700
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,724,777
Pennsylvania Higher Educational Facilties Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,242,410
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16	5,000,000	5,864,700
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,757,700
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,143,280
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,575,320
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16	10,000,000	11,519,300
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)	5,000,000	5,888,200
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	18,032,873
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,520,170
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,164,920
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/14	250,000	268,280
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	555,205
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,213,636
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(2)	4,500,000	5,147,460

		128,534,914

PUERTO RICO — 3.6%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	12,550,000	13,294,340

Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,858,815
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,335,000	3,635,484
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,625,000	2,731,601
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	5,510,100
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	2,300,802
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	8,157,647
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23	1,975,000	2,126,167
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	5,000,000	5,432,850
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17	2,675,000	2,992,977
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16	3,020,000	3,343,865
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	3,000,000	3,112,980
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36	2,085,000	2,216,063
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL-RE)	17,750,000	18,089,735
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	4,000,000	4,271,360
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	2,000,000	2,189,420
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	5,000,000	5,559,400
Puerto Rico Public Buildings Authority Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(2)	5,000,000	5,465,800
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	7,961,275
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	5,803,850
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	3,850,000	4,085,042
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	5,405,400
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	1,435,698
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(3)	5,725,000	1,097,368
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	8,350,000	10,137,735

		128,215,774

RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(2)	2,000,000	2,408,540

SOUTH CAROLINA — 0.8%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,227,586
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,591,180
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	1,200,000	1,364,100
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,377,370
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	827,187
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,131,611
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(2)	140,000	167,090
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(2)	485,000	578,848

Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	441,293
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16	5,000,000	5,651,350
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17	3,000,000	3,461,370
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	3,011,418
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,090,930
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	3,109,841

		28,031,174

TENNESSEE — 0.6%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	1,265,000	1,328,275
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	6,075,000	6,075,000
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	2,700,000	2,700,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,859,750
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,181,400
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pools), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	6,100,000	6,100,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	1,000,000	1,129,900

		21,374,325

TEXAS — 6.3%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	4,132,210
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	6,395,457
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	552,460
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	400,194
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)	1,000,000	1,129,840
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL-RE)	2,035,000	2,117,417
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,914,825
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,154,530
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	750,360
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,499,421
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,797,245
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,531,939
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,314,760
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,136,580
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,223,800
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)	1,115,000	1,191,021
Fort Worth Water & Sewer Rev., 4.00%, 2/15/14	2,540,000	2,676,322
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,304,376
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,186,270
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16	1,000,000	1,081,700

Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	6,009,650
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 A, (YMCA Greater Houston), VRDN, 0.19%, 9/4/12 (LOC: JPMorgan Chase Bank N.A.)	21,690,000	21,690,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	3,082,325
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,493,760
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,109,837
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,818,480
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	10,200,742
Houston Utility System Rev., Series 2011 D, (First Lien), 5.00%, 11/15/33	6,325,000	7,438,643
Live Oak GO, 5.25%, 8/1/22 (NATL-RE)	1,630,000	1,709,691
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,232,060
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,269,278
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	5,000,000	5,391,750
Lower Colorado River Authority Rev., 5.00%, 5/15/15(2)	5,000	5,623
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	889,390
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,199,160
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	4,072,776
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,345,340
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14	2,000,000	2,111,100
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,111,940
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,300,220
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(2)	1,740,000	1,874,189
North East Independent School District GO, (School Building), 5.00%, 8/1/15 (PSF-GTD)	8,700,000	9,856,056
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13, Prerefunded at 100% of Par(2)	9,500,000	9,644,875
Northside Independent School District GO, (School Building), VRDN, 1.00%, 5/31/16 (PSF-GTD)	6,700,000	6,720,703
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	652,712
San Antonio Electric & Gas Rev., (Junior Lien), VRDN, 1.15%, 12/3/12 (SBBPA: BNP Paribas)	2,750,000	2,755,692
San Antonio Water System Rev., 3.00%, 5/15/14	1,100,000	1,150,160
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,095,490
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,826,790
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)	2,120,000	2,304,186
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources), 5.00%, 11/15/40	5,000,000	5,506,300
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,064,650
Texas GO, 5.00%, 10/1/15	3,500,000	3,994,620
Texas GO, 5.00%, 10/1/16	3,355,000	3,962,960
Texas GO, 5.00%, 10/1/17	2,225,000	2,698,235
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,122,290

Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,835,865
Texas Public Finance Authority Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14	5,000,000	5,427,850
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)	185,000	191,553
Texas State Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,704,600
Tyler Health Facilities Development Corp. Rev., Series 1997 B, (Mother Frances Hospital), VRDN, 0.21%, 9/6/12 (LOC: Bank of America N.A.)	19,400,000	19,400,000
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,029,270
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,298,239
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(2)	1,265,000	1,329,098
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,230,340

		225,649,215

U.S. VIRGIN ISLANDS — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	6,950,000	7,767,390
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	7,250,000	8,032,275

		15,799,665

UTAH — 0.3%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,680,789
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20	3,500,000	3,639,545
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(2)	360,000	396,832
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,937,600

		11,654,766

VERMONT — 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	5,056,022

VIRGINIA — 0.7%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,616,973
Virginia College Building Authority Education Facilities Rev., Series 2012 A, (Christopher Newport University), 5.00%, 9/1/16	10,000,000	11,741,200
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	6,037,555
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	5,136,745

		24,532,473

WASHINGTON — 3.1%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/14	5,000,000	5,334,150
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	2,750,000	3,262,462

Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,480,595
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	7,097,529
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,517,240
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,713,970
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	6,260,095
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	6,181,550
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL-RE)	1,750,000	1,837,465
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,089,300
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(2)	1,555,000	1,576,708
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	4,850,000	5,557,518
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL-RE/School Bond Guarantee)	1,000,000	1,153,480
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,200,680
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	6,126,000
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Bond Guarantee)(2)	6,690,000	7,822,751
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	18,808,717
Washington GO, Series 1990 A, 6.75%, 2/1/15	635,000	684,371
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	4,259,587
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	6,218,050
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	2,079,907
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,484,100
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,847,354
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	850,000	866,652
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,961,970
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE/School Bond Guarantee)	1,675,000	1,947,389

		112,369,590

WISCONSIN — 0.9%
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,604,900
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	6,155,750
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,731,910
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	3,135,825
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,488,105
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,702,944
Wisconsin Health & Educational Facilities Authority Rev., Series 2010 B, (Aurora Health Care), 5.00%, 7/15/13	2,000,000	2,078,300
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	610,350

		33,508,084

TOTAL INVESTMENT SECURITIES — 99.1% (Cost $3,318,219,406)	3,550,143,770

OTHER ASSETS AND LIABILITIES — 0.9%	31,020,299

TOTAL NET ASSETS — 100.0%	$3,581,164,069

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	When-issued security.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,318,219,406
Gross tax appreciation of investments	$235,732,943
Gross tax depreciation of investments	(3,808,579)
Net tax appreciation (depreciation) of investments	$231,924,364

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

August 31, 2012

Long-Term Tax-Free - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 99.5%

ALABAMA — 0.7%
East Alabama Health Care Facilities Authority Rev., Series 2008 B, VRDN, 5.00%, 9/1/13, Prerefunded at 100% of Par(1)	500,000	523,490

ARIZONA — 2.6%
Arizona Health Facilities Authority Rev., Series 2012 A, (Phoenix Children's Hospital), 5.00%, 2/1/42(2)	200,000	210,502
Arizona Transportation Board Rev., 4.00%, 7/1/15	500,000	549,540
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	248,578
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	55,260
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	304,322
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	335,000	379,109
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	348,033

		2,095,344

CALIFORNIA — 19.0%
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	400,000	457,116
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31	170,000	190,762
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	300,000	338,103
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39	200,000	224,198
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	300,000	351,120
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	116,004
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	120,000	142,553
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	225,000	243,432
California Educational Facilities Authority Rev., Series 2012 U-2, (Stanford University), 5.00%, 10/1/32	300,000	416,976
California GO, 5.00%, 3/1/15	500,000	554,230
California GO, 5.00%, 6/1/25	130,000	141,393
California GO, 5.625%, 4/1/26	500,000	592,460
California GO, 5.75%, 4/1/27	500,000	592,230
California GO, 5.00%, 2/1/28 (Ambac)	335,000	413,229
California GO, 5.75%, 4/1/28	500,000	591,570
California GO, 5.25%, 9/1/28	200,000	234,144
California GO, 5.00%, 10/1/41	100,000	109,908
California GO, Series 2012 B, VRN, 1.32%, 9/6/12	200,000	200,482
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	10,000	13,228
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	245,000	291,824

California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	354,303
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	172,203
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	220,036
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	250,000	275,433
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.47%, 9/6/12	1,500,000	1,500,000
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/28	275,000	308,872
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	121,840
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	150,000	165,582
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	400,000	434,388
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	750,000	777,592
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16	250,000	283,032
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	340,209
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL-RE)	265,000	295,456
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	134,860
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/21	250,000	302,055
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	400,000	467,388
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	172,029
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	300,000	371,028
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	113,826
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	233,320
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	268,220
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(3)	500,000	116,390
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	290,000	347,782
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	121,470
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	171,371
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	50,000	61,510
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	85,007
San Diego Unified School District GO, Series 2012 R-1, 0.00%, 7/1/30(3)	200,000	87,420
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	298,885

Yosemite Community College District GO, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(3)	1,000,000	263,760

		15,080,229

COLORADO — 2.4%
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A12, (National Jewish Federation Bond), VRN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	284,462
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	200,000	231,526
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	243,880

		1,859,868

CONNECTICUT — 1.6%
Connecticut GO, Series 2012 A, VRDN, 0.39%, 9/6/12	1,000,000	1,000,150
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL-RE)	200,000	232,160

		1,232,310

DELAWARE — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	118,705

DISTRICT OF COLUMBIA — 1.7%
District of Columbia Income Tax Secured Rev., Series 2011 G, 5.00%, 12/1/36	300,000	349,587
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.65%, 9/6/12	500,000	500,010
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	474,160

		1,323,757

FLORIDA — 3.6%
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	229,702
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17	200,000	229,434
Citizens Property Insurance Corp. Rev., Series 2012 A1, (Senior Secured), 5.00%, 6/1/18	300,000	342,984
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	274,168
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	341,112
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	234,040
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	221,998
Miami-Dade County Transit Sales Surtax Rev., (Sales Tax), 5.00%, 7/1/42	250,000	281,960
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	94,064
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	100,000	117,467
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	358,443
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	120,327

		2,845,699

GEORGIA — 1.5%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	312,798

Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	232,074
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	101,081
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle Project), VRDN, 1.75%, 6/1/17	100,000	101,081
Georgia Municipal Electric Power Authority Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)	10,000	10,175
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	446,072

		1,203,281

GUAM — 0.6%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	170,528
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	250,000	281,110

		451,638

HAWAII — 0.3%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	223,398

IDAHO — 0.4%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	276,480

ILLINOIS — 6.9%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	218,912
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	225,976
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16	200,000	231,962
Chicago Metropolitan Water Reclamation District GO, Series 2007 C, 5.25%, 12/1/32	250,000	326,597
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	114,641
Chicago Waterworks Rev., 5.00%, 11/1/42	200,000	228,134
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	235,514
Illinois Finance Authority Rev., Series 2008 B, (Elmhurst Memorial Healthcare), VRDN, 0.18%, 9/4/12 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	236,892
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13	400,000	409,548
Illinois GO, 5.00%, 1/1/15	295,000	321,677
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	228,040
Illinois GO, 5.00%, 3/1/37	100,000	108,209
Illinois GO, Series 2006 A, 5.00%, 6/1/13	475,000	490,998
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	272,423
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	273,915
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	170,406
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	293,550

		5,487,394

INDIANA — 0.8%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)	250,000	280,695
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	121,360

Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25	200,000	230,882

		632,937

IOWA — 0.1%
Iowa Finance Authority Midwestern Disaster Area Rev., (Alcoa, Inc.), 4.75%, 8/1/42	100,000	100,594

KANSAS — 0.9%
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.40%, 9/6/12	500,000	500,050
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21	200,000	239,140

		739,190

KENTUCKY — 0.9%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	166,770
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	290,047
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	287,126

		743,943

MARYLAND — 0.2%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	168,510

MASSACHUSETTS — 3.8%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34	200,000	233,336
Massachusetts Bay Transportation Authority Rev., Series 2012 A, (Assessment Bonds), 5.00%, 7/1/41	150,000	174,891
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	270,925
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24	200,000	240,304
Massachusetts GO, Series 2012 A, VRN, 0.42%, 9/6/12	200,000	199,982
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	242,984
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	307,442
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/33	250,000	294,043
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	303,672
Massachusetts Water Resources Authority Rev., Series 2002 D, VRDN, 0.19%, 9/4/12 (LOC: Landesbank Baden-Wurttemberg)	600,000	600,000
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	177,453

		3,045,032

MICHIGAN — 1.8%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	282,820
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	109,691
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	264,412
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	453,386
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	153,704

Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	150,000	173,413

		1,437,426

MINNESOTA — 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL-RE/FGIC)	300,000	329,898
Minnesota GO, 5.00%, 6/1/18	200,000	231,040

		560,938

MISSOURI — 0.4%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	291,020

NEBRASKA — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/42	100,000	103,872
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	170,093
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	250,000	302,542

		576,507

NEVADA — 0.6%
Clark County Airport System Rev., Series 2008 E, 5.00%, 7/1/14	200,000	215,408
Las Vegas Valley Water District GO, Series 2012 B, 5.00%, 6/1/42	250,000	281,730

		497,138

NEW JERSEY — 6.1%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	283,942
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	275,388
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	83,315
New Jersey Educational Facilities Authority Rev., Series 2012 B, (Rampano College), 5.00%, 7/1/37	200,000	225,924
New Jersey GO, 5.00%, 6/1/17	200,000	238,608
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	283,060
New Jersey Health Care Facilities Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	211,744
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	220,402
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/42	200,000	227,714
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18	150,000	178,047
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	276,888
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	508,448
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	312,007
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	281,196
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	262,557
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	125,833
New Jersey Transportation Trust Fund Authority Rev., Series 2010 A, 0.00%, 12/15/31(3)	400,000	175,232
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	345,826

New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	265,000	322,388

		4,838,519

NEW YORK — 16.7%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	64,627
Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	250,000	291,605
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	100,000	117,169
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	302,818
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	183,272
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	250,000	302,345
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	320,807
Metropolitan Transportation Authority Rev., Series 2012 A1, VRDN, 0.31%, 9/6/12	500,000	499,995
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	336,816
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	500,000	594,480
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/38	500,000	507,060
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/42	250,000	280,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/14, Prerefunded at 100% of Par(1)	15,000	16,242
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35	235,000	249,981
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	79,482
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	283,715
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second Generation Resolution), 5.00%, 6/15/45	200,000	229,046
New York City Transitional Finance Authority Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12	215,000	216,726
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	300,000	345,732
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	150,000	179,907
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	230,732
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	347,553
New York GO, Series 2009 C, 5.00%, 8/1/23	500,000	597,080
New York GO, Series 2009 E, 5.00%, 8/1/16	400,000	466,620
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	112,396
New York State Dormitory Authority Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	257,873
New York State Dormitory Authority Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18	300,000	368,778
New York State Dormitory Authority Rev., (Teachers College), 5.00%, 7/1/42	250,000	283,520
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	284,665
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	400,000	429,140
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/27	250,000	298,208

New York State Dormitory Authority State Personal Income Tax Rev., Series 2008 A, (General Purpose), 5.00%, 3/15/19	300,000	362,613
New York State Dormitory Authority State Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	246,680
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	319,334
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	231,696
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	500,000	528,300
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	137,498
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22	340,000	404,301
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	290,545
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	235,000	277,718
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	100,000	120,353
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	350,000	397,418
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	230,456
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	200,000	239,454
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/18	200,000	232,518
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(3)	200,000	97,086

		13,194,360

NORTH CAROLINA — 2.1%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2012 A, 5.00%, 1/15/43	250,000	278,993
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	313,782
North Carolina Grant Anticipation Rev., VRDN, 4.00%, 3/1/18	200,000	225,966
North Carolina Medical Care Commission Facilities Rev., Series 2012 A, (Duke University Health System), 5.00%, 6/1/42	300,000	339,135
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	45,000	45,801
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13	105,000	106,819
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	344,409

		1,654,905

OHIO — 0.3%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	219,872

OKLAHOMA — 0.2%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	178,233

OREGON — 1.2%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	220,322
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	342,246
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	346,707

		909,275

PENNSYLVANIA — 2.3%
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	500,000	611,355
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	235,564
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	169,002
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	334,902
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	278,325
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	150,000	176,008

		1,805,156

PUERTO RICO — 3.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14	500,000	529,655
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	112,063
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	200,000	207,532
Puerto Rico GO, Series 2011 C, (Public Improvement), 5.75%, 7/1/36	385,000	409,201
Puerto Rico Highway & Transportation Authority Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)	325,000	347,825
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	200,000	208,732
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	87,058
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	150,000	159,157
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	378,378
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	159,522
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(3)	700,000	134,176
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	150,000	182,115

		2,915,414

SOUTH CAROLINA — 0.4%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	175,000	201,913
South Carolina State Public Service Authority Rev., Series 2012 D, 5.00%, 12/1/43	100,000	113,223

		315,136

TENNESSEE — 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	255,607

TEXAS — 6.8%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	331,476
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	343,023
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	275,868
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	250,000	310,805
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	121,791
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	120,790
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	449,748
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	261,558

Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	200,000	215,670
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	223,746
North East Independent School District GO, (School Building), 5.00%, 8/1/15 (PSF-GTD)	300,000	339,864
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	352,485
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	175,653
North Texas Tollway Authority Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13, Prerefunded at 100% of Par(1)	225,000	228,431
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	300,927
San Antonio Water System Rev., 4.00%, 5/15/16	500,000	563,085
Socorro Independent School District GO, (School Building), 5.00%, 8/15/37 (PSF-GTD)	200,000	232,486
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	276,452
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	296,637

		5,420,495

U.S. VIRGIN ISLANDS — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	250,000	276,975

UTAH — 0.8%
Utah State Board of Regents Rev., Series 2006 A, (University of Utah Hospital), 5.25%, 8/1/21 (NATL-RE)	250,000	315,283
Utah Transit Authority Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20	250,000	297,740

		613,023

VIRGINIA — 1.1%
Virginia College Building Authority Education Facilities Rev., Series 2012 A, (Christopher Newport University), 5.00%, 9/1/16	350,000	410,942
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	235,842
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	248,860

		895,644

WASHINGTON — 2.0%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 P-1, 5.00%, 2/1/17	250,000	296,587
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	150,000	171,882
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	229,054
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	230,078
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	239,882
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	283,520
Washington Health Care Facilities Authority Rev., (Kadlec Regional Medical Center), 5.00%, 12/1/42	150,000	152,939

		1,603,942

WISCONSIN — 2.7%
Milwaukee Redevelopment Authority Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)	475,000	496,019

Wisconsin Health & Educational Facilities Authority Rev., (National Regency of New Berlin), VRDN, 0.20%, 9/4/12 (LOC: JP MORGAN CHASE BANK NA - Update in LOC Convert.xls)	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	350,631
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	305,175

		2,151,825

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $72,808,101)		78,763,209

OTHER ASSETS AND LIABILITIES — 0.5%		432,951

TOTAL NET ASSETS — 100.0%		$79,196,160

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)	When-issued security.
(3)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,808,101
Gross tax appreciation of investments	$5,957,732
Gross tax depreciation of investments	(2,624)
Net tax appreciation (depreciation) of investments	$5,955,108

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

August 31, 2012

New York Tax-Free - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 100.0%

GUAM — 0.7%
Guam Government Business Privilege Tax Rev., Series 2012 B1, 5.00%, 1/1/42	100,000	110,301
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	50,000	56,548

		166,849

NEW YORK — 96.4%
Albany County Airport Authority Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)	100,000	120,610
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	250,000	290,792
Buffalo & Erie County Industrial Land Development Corp. Rev., Series 2011 A, (Buffalo St. College Foundation Housing), 5.375%, 10/1/41	150,000	172,069
Build NYC Resource Corp. Rev., (YMCA of New York Project), 5.00%, 8/1/42	100,000	111,277
Erie County Fiscal Stability Authority Rev., Series 2010 B, (Sales Tax and State Aid Secured Bond), 5.00%, 7/1/17	100,000	118,904
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38	130,000	99,665
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	410,000	434,379
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.25%, 2/15/47	150,000	169,125
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	45,000	52,876
Long Island Power Authority Electric System Rev., Series 2003 B, 5.25%, 6/1/13	145,000	150,323
Long Island Power Authority Electric System Rev., Series 2003 C, 5.25%, 9/1/29 (CIFG)	100,000	123,224
Long Island Power Authority Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL-RE)	135,000	158,178
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	200,000	242,254
Long Island Power Authority Electric System Rev., Series 2012 1B, VRDN, 0.16%, 9/4/12 (LOC: State Street Bank & Trust Co.)	100,000	100,000
Metropolitan Transportation Authority Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)	200,000	221,830
Metropolitan Transportation Authority Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)	130,000	158,051
Metropolitan Transportation Authority Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)	200,000	251,758
Metropolitan Transportation Authority Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)	100,000	111,328
Metropolitan Transportation Authority Rev., Series 2005 F, 5.00%, 11/15/15	200,000	227,170
Metropolitan Transportation Authority Rev., Series 2006 A, 5.00%, 11/15/19	100,000	113,637
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.85%, 9/6/12	100,000	100,091
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 5.00%, 11/15/14	165,000	179,845
Metropolitan Transportation Authority Rev., Series 2009 B, 5.00%, 11/15/34	100,000	113,111
Metropolitan Transportation Authority Rev., Series 2010 D, 5.00%, 11/15/16	100,000	116,995
Metropolitan Transportation Authority Rev., Series 2010 D, 5.25%, 11/15/40	110,000	124,501
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/20	150,000	185,569
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20	200,000	235,368
Nassau County Interim Finance Authority Rev., Series 2005 D, (Sales Tax Secured Bond) 5.00%, 11/15/12 (NATL-RE)	100,000	100,985

Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46	100,000	70,185
New York City GO, Series 2005 M, 5.00%, 4/1/15 (AGM)	325,000	363,607
New York City GO, Series 2008 B1 5.25%, 9/1/22	100,000	122,761
New York City GO, Series 2008 C, 5.25%, 8/1/17	295,000	357,894
New York City GO, Series 2009 E, 5.00%, 8/1/20	100,000	123,208
New York City GO, Series 2009 I1 5.00%, 4/1/24	200,000	235,592
New York City GO, Series 2009 I1 5.30%, 4/1/27	100,000	122,366
New York City GO, Series 2009 I1, 5.375%, 4/1/36	300,000	347,217
New York City GO, Series 2009 J1, 5.00%, 5/15/31	200,000	230,484
New York City GO, Series 2012 I, 5.00%, 8/1/14	200,000	217,770
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40	225,000	276,599
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38	100,000	112,643
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 BB, (Second General Resolution), 5.00%, 6/15/27	100,000	117,255
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16	130,000	151,294
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 EE, 5.25%, 6/15/40	135,000	155,540
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2009 GG1, (Second General Resolution) 5.00%, 6/15/35	250,000	284,692
New York City Municipal Water Finance Authority Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.375%, 6/15/43	300,000	352,050
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	200,000	227,090
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	100,000	113,486
New York City Transitional Finance Authority Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39	100,000	112,742
New York City Transitional Finance Authority Building Aid Rev., Series 2012 S-1, 5.00%, 7/15/37	200,000	228,894
New York City Transitional Finance Authority Rev., Series 2002 3E, VRDN, 0.20%, 9/4/12 (SBBPA: Landesbank Baden-Wurttemberg)	200,000	200,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	45,000	47,525
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	100,000	105,507
New York City Transitional Finance Authority Rev., Series 2009 B, (Future Tax Secured Bonds), 5.00%, 11/1/18	105,000	128,703
New York City Transitional Finance Authority Rev., Series 2011 A, ( Future Tax Secured Bonds), 5.00%, 11/1/28	140,000	168,445
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	100,000	115,366
New York City Transitional Finance Authority Rev., Series 2011 D, (Future Tax Secured Bonds), 5.00%, 2/1/25	170,000	205,241
New York City Trust for Cultural Resources Rev., Series 2008 A2, VRDN, 0.17%, 9/4/12 (LOC: Bank of New York Mellon)	100,000	100,000
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall) 5.00%, 12/1/29	100,000	114,729
New York GO, Series 2008 A, 4.00%, 3/1/13	125,000	127,463
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	300,000	349,926

New York Liberty Development Corp. Rev., Series 2011, (World Trade Center Port Authority), 5.25%, 12/15/43	135,000	154,917
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.00%, 11/15/44	150,000	166,137
New York Liberty Development Corp. Rev., Series 2011, (World Trade Center), 5.125%, 11/15/44	100,000	112,396
New York State Bridge Authority Rev., 4.00%, 1/1/24	100,000	112,459
New York State Dormitory Authority Personal Income Tax Rev., Series 2008 B, 5.00%, 3/15/21	200,000	243,178
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18	240,000	289,541
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20	180,000	222,453
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	100,000	115,105
New York State Dormitory Authority Rev., (Highland Hospital Rochester), 5.20%, 7/1/32	100,000	110,566
New York State Dormitory Authority Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	210,150
New York State Dormitory Authority Rev., (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26	150,000	170,058
New York State Dormitory Authority Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24	100,000	114,970
New York State Dormitory Authority Rev., (Yeshiva University), 5.00%, 9/1/38	100,000	110,911
New York State Dormitory Authority Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL-RE/FGIC)	100,000	121,048
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30	100,000	113,288
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22	100,000	114,391
New York State Dormitory Authority Rev., Series 2011 A, (Fordham University), 5.125%, 7/1/29	100,000	116,336
New York State Dormitory Authority Rev., Series 2011 A, (NYU Hospitals Center), 6.00%, 7/1/40	150,000	176,445
New York State Dormitory Authority Rev., Series 2012 A, (Iona College), 5.00%, 7/1/20	100,000	114,693
New York State Dormitory Authority Rev., Series 2012 A, (Iona College), 5.00%, 7/1/32	100,000	110,153
New York State Dormitory Authority Rev., Series 2012 A, (State University Educational Facilities), 5.00%, 5/15/30	100,000	117,789
New York State Dormitory Authority State Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	150,000	185,010
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29	130,000	157,784
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2012 A, 4.00%, 6/15/15	350,000	385,721
New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20	225,000	270,700
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15	265,000	297,174
New York State Power Authority Rev., Series 2007 C, 5.00%, 11/15/14 (NATL-RE)	165,000	181,842
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	100,000	115,848

New York State Thruway Authority Rev., Series 2007 H, 5.00%, 1/1/14 (NATL-RE)	150,000	158,990
New York State Thruway Authority Rev., Series 2012 A, (Local Highway & Bridge), 4.00%, 4/1/14	400,000	422,640
New York State Thruway Authority Rev., Series 2012 I, (General Revenue), 5.00%, 1/1/17	100,000	115,791
New York State Thruway Authority Rev., Series 2012 I, (General Revenue), 5.00%, 1/1/42	150,000	168,731
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL-RE/FGIC)	245,000	251,941
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26	200,000	235,444
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21	100,000	119,142
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28	275,000	328,595
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	150,000	153,327
Niagara Area Development Corp. Rev., Series 2012 A, (Niagra University), 3.00%, 5/1/14	150,000	154,238
Niagara Area Development Corp. Rev., Series 2012 A, (Niagra University), 5.00%, 5/1/30	100,000	110,865
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	200,000	221,994
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15	170,000	192,923
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15	200,000	227,874
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35	100,000	111,404
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38	310,000	343,055
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Sixth Series), 5.00%, 1/15/41	115,000	130,319
Port Authority of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Third Series), 5.00%, 7/15/32	100,000	116,403
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	150,000	170,599
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	150,000	174,327
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)	100,000	108,733
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)	300,000	325,470
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	117,933
Syracuse Industrial Development Agency Rev., Series 2008 A1, (Syracuse University), VRDN, 0.17%, 9/4/12 (LOC: JPMorgan Chase Bank N.A.)	100,000	100,000
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21	400,000	415,272
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/14	350,000	376,869
Triborough Bridge & Tunnel Authority Rev., Series 2002 B, 5.25%, 11/15/12	85,000	85,881
Triborough Bridge & Tunnel Authority Rev., Series 2008 A, 5.00%, 11/15/33	250,000	282,820
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	230,456
Triborough Bridge & Tunnel Authority Rev., Series 2008 D, 5.00%, 11/15/14	100,000	109,811
Triborough Bridge & Tunnel Authority Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12	350,000	352,681
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 0.00%, 11/15/32(2)	150,000	72,815

		21,768,595

PUERTO RICO — 2.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	200,000	219,810
Puerto Rico Electric Power Authority Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL-RE)	250,000	285,395
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37	100,000	111,663
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(2)	150,000	28,752

		645,620

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $20,884,889)		22,581,064

OTHER ASSETS AND LIABILITIES†		1,033

TOTAL NET ASSETS — 100.0%		$22,582,097

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,884,889
Gross tax appreciation of investments	$1,710,063
Gross tax depreciation of investments	(13,888)
Net tax appreciation (depreciation) of investments	$1,696,175

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

August 31, 2012

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 94.6%

ALABAMA — 1.0%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.27%, 9/6/12 (LOC: Troy Bank and Trust Co. and FHLB)	2,000,000	2,000,000

CALIFORNIA — 14.6%
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.55%, 9/6/12 (LOC: Bank of the West and BNP Paribas)	2,850,000	2,850,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.55%, 9/6/12 (LOC: Bank of the West)	1,190,000	1,190,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.26%, 9/6/12 (LOC: Comerica Bank)	3,375,000	3,375,000
State of California Rev., Series 2012 A-1, 2.50%, 5/30/13	5,000,000	5,080,332
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.24%, 9/6/12 (SBBPA: JPMorgan Chase Bank N.A.)	5,900,000	5,900,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.75%, 9/6/12 (LOC: BNP Paribas)	11,340,000	11,340,000

		29,735,332

COLORADO — 4.1%
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	3,205,000	3,217,861
City of Lafayette Rev., (Traditions at Lafayette), VRDN, 0.20%, 9/5/12 (LOC: Wells Fargo Bank N.A.)(LIQ FAC: FHLMC)	2,000,000	2,000,000
Colorado Educational & Cultural Facilities Authority Rev., (YMCA Metro Denver), VRDN, 0.27%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
County of Boulder Rev., (Mental Health Center), VRDN, 0.27%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	1,375,000	1,375,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.70%, 9/6/12 (LOC: BNP Paribas)	900,000	900,000

		8,367,861

FLORIDA — 6.7%
City of Venice Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.22%, 9/6/12 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.23%, 9/6/12 (LOC: Branch Banking & Trust)	1,600,000	1,600,000
County of Escambia Rev., (Daws Manufacturing Co., Inc.), VRDN, 0.67%, 9/6/12 (LOC: Bank of America N.A.)	1,625,000	1,625,000
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.27%, 9/6/12 (AGM-CR XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
Orange County Industrial Development Authority Rev., (Trinity Preparatory School, Inc.), VRDN, 0.27%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	1,355,000	1,355,000
Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.42%, 9/6/12 (LOC: Bank of America N.A.)	4,400,000	4,400,000

		13,675,000

GEORGIA — 3.4%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.25%, 9/4/12	3,400,000	3,400,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.25%, 9/4/12	1,100,000	1,100,000

Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.25%, 9/4/12	900,000	900,000
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.52%, 9/6/12	1,520,000	1,520,000

		6,920,000

IDAHO — 6.1%
Gooding County Industrial Development Corps. Rev., (Southfield Dairy), VRDN, 0.32%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	3,630,000	3,630,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions At Boise Apartments), VRDN, 0.22%, 9/5/12 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)	8,900,000	8,900,000

		12,530,000

ILLINOIS — 5.0%
Chicago O'Hare International Airport Rev., Series 1988 B, (Aces-General Airport Second Lien), VRDN, 0.23%, 9/5/12 (LOC: Bayerische Landesbank)	2,000,000	2,000,000
Illinois Finance Authority Rev., (Radiological Society), VRDN, 0.28%, 9/6/12 (LOC: JPMorgan Chase Bank N.A.)	880,000	880,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.23%, 9/6/12 (LOC: PNC Bank N.A.)	2,240,000	2,240,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.56%, 9/6/12 (LOC: First National Bank and FHLB)	1,880,000	1,880,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.50%, 9/5/12 (LOC: U.S. Bank N.A.)	2,155,000	2,155,000
State of Illinois Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 2.00%, 6/15/13	1,000,000	1,013,468

		10,168,468

INDIANA — 0.9%
Indiana Educational Facilities Authority Rev., (Wabash College Educational Facilities), VRDN, 0.22%, 9/6/12 (LOC: JPMorgan Chase Bank N.A.)	945,000	945,000
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.28%, 9/5/12 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.28%, 9/5/12 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000

		1,795,000

IOWA — 2.3%
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.22%, 9/6/12	4,000,000	4,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.32%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	795,000	795,000

		4,795,000

KENTUCKY — 2.4%
City of Middletown Educational Building Rev., (Christian Academy of Louisville, Inc.), VRDN, 0.23%, 9/6/12 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.22%, 9/6/12 (AGM)(LOC: JPMorgan Chase Bank N.A.)	2,410,000	2,410,000

		4,910,000

LOUISIANA — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.32%, 9/6/12 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,600,000	1,600,000
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.36%, 9/6/12 (LOC: Community Bank and FHLB)	3,470,000	3,470,000

		5,070,000

MAINE — 0.5%
Town of Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.39%, 9/5/12 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,015,000	1,015,000

MARYLAND — 4.4%
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.28%, 9/5/12 (LOC: Bayerische Landesbank)	7,300,000	7,300,000
Maryland Economic Development Corp. Rev., (Associated Catholic Charities, Inc.), VRDN, 0.20%, 9/7/12 (LOC: PNC Bank N.A.)	1,590,000	1,590,000

		8,890,000

MASSACHUSETTS — 0.5%
Massachusetts Industrial Finance Agency Rev., (Abbott Box Co., Inc.), VRDN, 0.60%, 9/5/12 (LOC: Sovereign Bank F.S.B. and Bank of New York Mellon)	1,065,000	1,065,000

MINNESOTA — 0.7%
City of Cohasset Rev., Series 1997 C, (Minnesota Power & Light Co.), VRDN, 0.24%, 9/6/12 (LOC: JPMorgan Chase Bank N.A.)	1,450,000	1,450,000

MISSISSIPPI — 0.8%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.29%, 9/6/12 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,650,000	1,650,000

NEW YORK — 6.8%
City of New York GO, Series 1995 F-4, VRDN, 0.21%, 9/5/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,800,000	3,800,000
City of New York GO, Series 1995 F-5, VRDN, 0.23%, 9/5/12 (LOC: Bayerische Landesbank)	1,360,000	1,360,000
New York City Transitional Finance Authority Future Tax Secured Rev., Series 2001 C, VRDN, 0.22%, 9/5/12 (LIQ FAC: Landesbank Baden-Wurttemberg)	5,500,000	5,500,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.60%, 9/6/12 (LOC: Citibank N.A.)	3,165,000	3,165,000

		13,825,000

NORTH CAROLINA — 4.5%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.27%, 9/6/12 (LOC: Branch Banking & Trust Co.)	4,990,000	4,990,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Carolina Village, Inc.), VRDN, 0.27%, 9/6/12 (LOC: First Citizens Bank and Trust Co. and Wells Fargo Bank N.A.)	3,500,000	3,500,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.27%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	805,000	805,000

		9,295,000

OHIO — 1.9%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.22%, 9/6/12 (LOC: First Federal Bank of Midwest and FHLB)	3,885,000	3,885,000

OREGON — 0.6%
Oregon State Department of Administrative Services Rev., 5.00%, 9/1/12 (AGM)	1,300,000	1,300,000

PENNSYLVANIA — 1.0%
Philadelphia Authority for Industrial Development Rev., Series 2007 B, (Chestnut Hill College), VRDN, 0.27%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,100,000

SOUTH DAKOTA — 1.5%
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.21%, 9/4/12 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.26%, 9/6/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,700,000	1,700,000

		3,100,000

TENNESSEE — 4.5%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	3,945,000	3,945,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pools), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	765,000	765,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pools), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	1,115,000	1,115,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pools), VRDN, 0.25%, 9/4/12 (LOC: Bank of America N.A.)	3,375,000	3,375,000

		9,200,000

TEXAS — 13.2%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.29%, 9/5/12	10,500,000	10,500,000
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.27%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.32%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	4,570,000	4,570,000
State of Texas Rev., 2.50%, 8/30/13	6,000,000	6,135,693
State of Texas GO, (College Student Loan), VRDN, 0.30%, 9/1/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,670,000	3,670,000

		26,875,693

UTAH — 0.7%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.85%, 9/6/12 (LOC: Bank of the West)	1,400,000	1,400,000

VIRGINIA — 0.5%
Orange County Industrial Development Authority Rev., (Montpelier Foundation), VRDN, 0.27%, 9/6/12 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000

WASHINGTON — 2.5%
County of King County Sewer Rev., Series 2001 A, VRDN, 0.22%, 9/5/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,875,000	1,875,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.70%, 9/5/12 (LOC: Bank of the West)	3,300,000	3,300,000

		5,175,000

WISCONSIN — 1.0%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.48%, 9/5/12 (LOC: U.S. Bank N.A.)	1,985,000	1,985,000

TOTAL MUNICIPAL SECURITIES		193,177,354

COMMERCIAL PAPER — 4.9%

San Diego County Water Authority 0.20%, 10/1/12(2)	10,000,000	10,000,000

TOTAL INVESTMENT SECURITIES — 99.5%		203,177,354

OTHER ASSETS AND LIABILITIES — 0.5%		960,475

TOTAL NET ASSETS — 100.0%		$204,137,829

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,695,000, which represented 1.8% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$203,177,354

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2012